Other Operating Income and Expenses	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Other Operating Income and Expenses	Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥18,383	¥13,663	¥11,195
Gain on sales of property, plant and equipment and investment property	3,152	4,734	1,148
Gain on divestment of business to Teva Takeda Yakuhin	14,166	1,460	1,414
Gain on divestment of business and subsidiaries (Note 19)	2,553	228,923	5,602
Insurance proceeds	8,279	479	556
Change in estimate of liabilities related to SHP647 (Note 19)	—	60,179	—
Other	13,680	8,582	23,206
Total	¥60,213	¥318,020	¥43,123

Other operating expenses:
Donations and contributions	¥8,513	¥8,412	¥8,255
Restructuring expenses (Note 23)	181,040	115,875	83,836
Change in fair value of financial assets associated with contingent consideration arrangements (Note 27)	—	72,940	—
Valuation reserve for pre-launch inventories	30,411	19,486	20,723
Impairment of assets held for sale (Note 19)	12,897	530	—
Other	15,830	41,652	46,261
Total	¥248,691	¥258,895	¥159,075
For the year ended March 31, 2020, impairment of asset held for sale relates to divestment of a portfolio of selected over-the-counter and prescription pharmaceutical assets sold in Near East, Middle East and Africa countries as well as Russia, Georgia and countries within the Commonwealth of Independent States.
For the year ended March 31, 2021, gain on divestment of business and subsidiaries includes sale of shares and relevant assets of Takeda Consumer Healthcare Company Limited and other non-core assets, as further described in Note 19. Change in estimate of liabilities related to SHP647 for the year ended March 31, 2021 is revaluation gain of liabilities for the future costs, such as program termination costs of pipeline compound SHP647 and certain associated rights ("SHP647")(Note). This revaluation gain was recorded upon the European Commission's decision in May 2020 to release Takeda's obligation to divest SHP647.
(Note) Upon the Shire Acquisition in January 2019, the European Commission required Takeda to divest SHP647 and certain associated rights and we recorded a liability associated with that obligation.
For the year ended March 31, 2021, change in fair value of financial assets associated with contingent consideration arrangements included in other operating expenses is driven by changes in assumptions related to the future sales of XIIDRA previously sold to Novartis, including the impact from Novartis' withdrawal of the Marketing Authorisation Application in Europe.
For the year ended March 31, 2021 and 2022, other in other operating expenses includes legal provision for certain legal proceeding of 17,401 million JPY and 20,319 million JPY, respectively.
For the year ended March 31, 2022, other in other operating income includes a compensation for damages and settlement proceeds Takeda received of 8,487 million JPY.